Offerings	Nov. 21, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.000666 per share
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, $0.000666 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	(1) We are registering under this registration statement such indeterminate number of shares of common stock and preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase common stock, preferred stock and/or debt securities, such indeterminate number of units and such indeterminate number of rights, as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $200,000,000. If we issue any debt securities at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount at maturity as shall result in an aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. We may sell any securities we are registering under this registration statement separately or as units with the other securities we are registering under this registration statement. We will determine, from time to time, the proposed maximum offering price per unit in connection with our issuance of the securities we are registering under this registration statement. The securities we are registering under this registration statement also include such indeterminate number of shares of common stock and preferred stock and amount of debt securities as we may issue upon conversion of or exchange for preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants or rights or pursuant to the antidilution provisions of any of such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares we are registering under this registration statement include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the shares we are registering as a result of stock splits, stock dividends or similar transactions. (2) We will determine the proposed maximum aggregate offering price per class of security from time to time in connection with our issuance of the securities we are registering under this registration statement and we are not specifying such price as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act. (3) Registration fee calculated pursuant to Rule 457(o) under the Securities Act, based on aggregated indeterminate number of securities to be sold by the registrant.